Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,214,080
Total Fee Amount	19,087.36
Total Offset Amount	0
Net Fee	$ 19,087.36
Offset Table N/A	N/A